Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 5.4	$ 5.0
Class A Common Shares [Member]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	100,000	100,000
Common shares, issued	100,000	100,000
Common shares, outstanding	100,000	100,000
Class B Common Shares [Member]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	1,900,000	1,900,000
Common shares, issued	913,063	910,735
Common shares, outstanding	912,706	910,735